      As filed with the Securities and Exchange Commission on February 13, 2006.
                                                      Registration No. 333-71074

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _____, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item   Caption in Prospectus
Part A
1          Cover Page

2.         Appendix A: Special Terms

3          Summary

4          Appendix B: Table of Accumulation Values

5 General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds

6 Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees; Mortality and Expense
           Risks Charge; Taxes; Expenses of Distributing the Contract

7          Accumulation Period Provisions; Company Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among
           Investment Options; Telephone Transactions; Special Transfer
           Services - Dollar Cost Averaging; Asset Rebalancing Program;
           Withdrawals; Special Withdrawal Services - the Income Plan; Contract
           Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary;
           Modification

8 Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Benefit Payment; Annuity
           Units and the Determination of Subsequent Variable Annuity Benefit
           Payments; Transfers During the Pay Out During the Pay Out Period

9          Accumulation Period Provisions; Death Benefit During the
           Accumulation Period; Pay Out Period Provisions; Death Benefit Period

10         Accumulation Period Provisions; Purchase Payments; Accumulation
           Units; Value of Accumulation Units; Net Investment Factor;
           Distribution of Contracts

11         Withdrawals; Restrictions under the Texas Optional Retirement
           Program; Accumulation Period Provisions; Purchase Payments; Other
           Contract Provisions; Ten Day Right to Review

12         Federal Tax Matters; Introduction; Taxation of Annuities in General;
           Diversification Requirements; Qualified Retirement Plans; Appendix
           G: Qualified Plan Types

13         Legal Proceedings

14         Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information
15         Cover Page

16         Table of Contents

17         General Information and History

18         Services-Independent Auditors, Services-Servicing Agent

19         Not Applicable

20         Services - Principal Underwriter

21         Performance Data

22         Not Applicable

23         Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

      (Vision included in Registrants Form N-4, File No 333-71074, filed on
              April 29, 2005 and incorporated by reference herein)

                       SUPPLEMENT DATED FEBRUARY 13, 2006
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," "Vision Variable Annuity" or "Strategy Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                      CHANGE TO VARIABLE INVESTMENT OPTIONS

A. WE ADD A NEW VARIABLE INVESTMENT OPTION TO THE PRODUCT PROSPECTUSES EFFECTIVE FEBRUARY 13, 2006:

Effective February 13, 2006, you may select a new investment option, entitled "Index Allocation," as a variable investment option. When you select this option, we invest your money in a sub-account of the Variable Account that invests in a Portfolio of the John Hancock Trust titled INDEX ALLOCATION TRUST.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

                                         MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
PORTFOLIO                                   FEES         FEES      EXPENSES     EXPENSES
---------                                ----------   ----------   --------   ------------
JOHN HANCOCK TRUST - SERIES II SHARES:
Index Allocation Trust (A, BB, CC)          0.05%        0.25%       0.03%        0.33%

(A)  Based upon estimates for the current fiscal year.

(BB) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average net assets of the Index Allocation Trust, other than 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and underlying portfolios expenses, until May 1, 2007. This advisory fee waiver may be terminated at any time after May 1, 2007. The contractual expense reimbursement of 0.06% of Trust average net assets for the fiscal year ended December 31, 2005 results in estimated Net Total Portfolio Operating Expenses of 0.27%.

(CC) The shareholders of the Index Allocation Trust bear indirectly the expenses of the NAV shares of the underlying portfolios in which the Index Allocation Trust invests. The estimated Underlying Portfolio Expenses of 0.53%, as a percentage of Trust average net assets for the fiscal year ended December 31, 2005, results in estimated Net Total Portfolio Operating Expenses and Underlying Portfolio Expenses (not including the expense reimbursement in BB above) of 0.80%.

     Estimated underlying portfolio expenses assume the following allocation of the Index Allocation Trust's assets among the underlying portfolios: 500 Index Trust, 35%; Mid Cap Index Trust, 10, Small Cap Index Trust, 10%; International Equity Index Trust A, 15%; and Bond Index Trust A, 30%. This allocation may change over time and the underlying portfolios expenses will vary with changes in these allocations and changes in underlying portfolio expenses. For the estimated expense ratio of each of the underlying portfolios in which the Index Allocation Trust may invest, see the prospectus for the Index Allocation Trust. You can obtain a copy of that prospectus by contacting the Annuity Service Office shown on the first page of the Product Prospectuses.

We add the following information to the table in the Product Prospectuses that contains a general description of the Portfolios:

PORTFOLIO                  PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                ---------------------   -------------------------------------
INDEX ALLOCATION TRUST   MFC Global Investment   Long term growth of capital.  Current
                         Management (U.S.A.)     income is also a consideration.
                         Limited

FOR MORE INFORMATION REGARDING THE INDEX ALLOCATION TRUST, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE INDEX ALLOCATION TRUST. YOU CAN OBTAIN A COPY OF THAT PROSPECTUS BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUSES. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

         (included in Registrants Form N-4, File No 333-71074, filed on
              April 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                     OLD NAME                                            NEW NAME
  --------------                     --------                                            --------
October 1, 1997      NASL Variable Account                      The Manufacturers Life Insurance Company of North America
                                                                Separate Account A

October 1, 1997      North American Security Life Insurance     The Manufacturers Life Insurance Company of North America
                     Company

November 1, 1997     NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife north America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4, file No 333-71074, filed April 29, 2005.

          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4, file No 333-71074, filed April 29, 2005.

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Previously filed as
                    Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (4)  (i)  (A)  Specimen Flexible Purchase Payment Individual Deferred
                         Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                    (B) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (ii) Specimen Fixed Account Endorsement to Flexible Purchase
                    Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit
                    (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iii) Specimen Individual Retirement Annuity Endorsement to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible
                    Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vi) Specimen Qualified Plan Endorsement Section 401 Plans to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vii) Roth Individual Retirement Annuity Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) By-laws of The Manufacturers Life Insurance Company
                    (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement between North
                    American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b)(7)(ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement between North American
                    Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                         Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    iii. Form of Amendment No. 3 to Automatic Reinsurance
                         Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                    Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

               (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 8, to Form N-4, file number 333-71074, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - Not Applicable.

          (15) Powers of Attorney

               (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

               (ii) Powers of Attorney (John Ostler) - Previously filed as
                    Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

               (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously
                    filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

               (iv) Power of Attorney (Steven Mannik) - Previously filed as
                    Exhibit (15)(iv) to post-effective amendment no. 1 to this registration statement on April 29, 2002.

               (v) Power of Attorney - Alison Alden - Previously filed as Exhibit (15)(v) to post-effective amendment no. 5 to this registration statement on February 26, 2004.

               (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren
                    Thomson) - Previously filed as Exhibit (15)(vi) to post-effective amendment no. 7 to this registration statement on February 28, 2005.

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITION WITH DEPOSITOR
------------------       -----------------------
John D. DesPrez III*     Director, Chairman
James O'Malley**         Director, President
Alison Alden*            Executive Vice President,
                         Human Resources & Communications, Director
James Boyle*             Director, Executive Vice President, Annuities
Robert A. Cook*          Director, Executive Vice President Life Insurance
Warren Thomson**         Director, Executive Vice President Investments
Diana Scott*             Director
Rex Schlaybaugh, Jr.**   Director
John Ostler**            Director
Steven Mannik**          Executive Vice President and
                         General Manager Reinsurance
Jonathan Chiel*          Executive Vice President and General Counsel
Donald Guloien**         Senior Executive Vice President and
                         Chief Investments Officer
Peter Copestake**        Senior Vice President and Treasurer
Marc Costantini*         Senior Vice President and Chief Financial Officer
Patrick Gill**           Senior Vice President and Controller

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                    ID    EQUITY     INCORPORATION      DIVISION
---------                                                  -----   ------    ---------------     --------
MANULIFE FINANCIAL CORPORATION                              0002      100        CANADA         Corporate
   John Hancock Holdings (Delaware) LLC                     0275      100       Delaware        Corporate
   John Hancock Financial Services, Inc.                    0003      100       Delaware        Corporate
   The Manufacturers Life Insurance Company                 0001      100        Canada         Corporate
      Manulife Bank of Canada                               0058      100        Canada          Canadian
      Manulife Financial Services Inc.                      0199      100        Canada          Canadian
      Manulife Securities International Ltd.                0079      100        Canada          Canadian
      Manulife Canada Ltd.                                  0157      100        Canada          Canadian
      First North American Insurance Company                0111      100        Canada          Canadian
      Equinox Financial Group, Inc.                         0239      100        Canada          Canadian
         EIS Insurance Services, Inc.(1.)                              50        Canada          Canadian
         2733854 Canada Ltd. (2.)                                     100        Canada          Canadian
      JLOC Holding Company                                             30    Cayman Islands     Corporate
      Opportunity Finance Company                                      30    Cayman Islands     Corporate
      Cantay Holdings Inc.                                  0051      100        Ontario        Corporate
      Canaccord Capital Inc.                                        13.07   British Columbia    Corporate
      Regional Power Inc.                                   0136    83.50        Canada         Corporate
         ADDALAM POWER CORPORATION.                                    50     Philippines      Investments
      Manulife Data Services Inc.                           0081      100       Barbados        Corporate
      Manulife Enterprises (Alberta) Limited                0276      100        Alberta        Corporate
         Manulife Enterprises (Bermuda) Limited             0277      100        Bermuda        Corporate
      Manulife Capital Inc.                                 0278      100        Canada         Corporate
      P.V.S. Preferred Vision Services Inc.                            20        Canada        Investments
      880 Belgrave Way Holdings Ltd.                                  100   British Columbia   Investments
      Churchill Office Park Limited                                    45        Canada        Investments

                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                    ID    EQUITY     INCORPORATION      DIVISION
---------                                                  -----   ------    ---------------     --------
      Landex Properties Ltd.                                0238      100   British Columbia   Investments
      Enterprise Capital Management Inc.                               20        Ontario       Investments
      6212344 Canada Limited                                0272      100        Canada        Investments
      SEAMARK Asset Management Ltd.                                 35.01        Canada        Investments
      1293319 Ontario Inc.                                  0170      100        Ontario       Investments
      3426505 Canada Inc.                                   0161      100        Canada        Investments
      FNA Financial Inc.                                    0115      100        Canada        Investments
         Elliot & Page Limited                              0116      100        Ontario       Investments
      NAL Resources Limited                                 0117      100        Alberta       Investments
      NAL Resources Management Limited                      0120      100        Canada        Investments
         1050906 Alberta Ltd.                               0127      100        Alberta       Investments
      2015500 Ontario Inc.                                  0154      100        Ontario       Investments
      NALC Holdings Inc.(3)                                 0103       50        Ontario       Investments
      2015401 Ontario Inc.                                  0140      100        Ontario       Investments
      2024385 Ontario Inc.                                  0153      100        Ontario       Investments
      Cavalier Cable, Inc.(4.)                                         78       Delaware       Investments
      MFC Global Investment Management (U.S.A.)
         Limited                                            0156      100        Canada        Investments
      Resolute Energy Inc.                                          11.42        Alberta       Investments
      Micro Optics Design Corporation                               17.69        Nevada        Investments
      PK Liquidating Company II, LLC                                   18       Delaware       Investments
      Intrepid Energy Corp.                                            19        Alberta       Investments
      Avotus Corp.                                                  10.13        Canada        Investments
      Manulife Holdings (Alberta) Limited                   0201      100        Alberta           U.S.
         Manulife Holdings (Delaware) LLC                   0205      100       Delaware           U.S.
            The Manufacturers Investment Corp.              0087      100       Michigan           U.S.
               Manulife Reinsurance Limited                 0067      100        Bermuda       Reinsurance
                  Manulife Reinsurance (Bermuda) Limited    0203      100        Bermuda       Reinsurance
               John Hancock Life Insurance Company
                  (U.S.A.)(5.)                              0019      100       Michigan           U.S.
                  The Manufacturers Life Insurance
                     Company of America                     0017      100       Michigan           U.S.
                     Manulife Service Corporation           0007      100       Colorado           U.S.
                  John Hancock Distributors LLC(6.)         0005      100       Delaware           U.S.
                  Aegis Analytical Corporation                      15.41       Delaware       Investments
                  John Hancock Investment Management
                     Services, LLC(7.)                      0097       60       Delaware           U.S.
                  John Hancock Life Insurance Company of
                     New York(8.)                           0094      100       New York           U.S.
                  Ironside Venture Partners I LLC           0196      100       Delaware       Investments
                     NewRiver Investor Communications
                        Inc.                                        11.29       Delaware       Investments
                  Polymerix Corporation                              11.4       Delaware       Investments
                  Ennal, Inc.                               0124      100       Delaware           U.S.
                  Ironside Venture Partners II LLC          0197      100       Delaware       Investments
                  Manulife Property Management of
                     Washington, D.C., Inc.                           100     Wash., D.C.      Investments
                  Avon Long Term Care Leaders LLC           0158      100       Delaware           U.S.
                  ESLS Investment Limited, LLC                         25         Ohio          Corporate
                  Flex Holding, LLC                                  27.7       Delaware        Corporate
                     Flex Leasing I, LLC                            99.99       Delaware        Corporate
                  Manulife Leasing Co., LLC                            80       Delaware        Corporate
                  Dover Leasing Investments, LLC                       99       Delaware        Corporate
                  MCC Asset Management, Inc.                0186      100       Delaware           U.S.
         MFC Global Fund Management (Europe) Limited                  100        England       Investments
            MFC Global Investment Management (Europe)
               Limited                                      0064      100        England       Investments

                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                    ID    EQUITY     INCORPORATION      DIVISION
---------                                                  -----   ------    ---------------     --------
         WT (SW) Properties Ltd.                            0082      100        England        Corporate
         Manulife Europe
            Ruckversicherungs-Aktiengesellschaft            0138      100        Germany       Reinsurance
            Manulife Holdings (Bermuda) Limited             0147      100        Bermuda       Reinsurance
               Manulife Management Services Ltd.            0191      100       Barbados       Reinsurance
               Manufacturers P&C Limited                    0036      100       Barbados       Reinsurance
               MANUFACTURERS LIFE REINSURANCE LIMITED       0049      100       Barbados       Reinsurance
         FCM Holdings Inc.                                  0104      100      Philippines         Asia
         Manulife (Singapore) Pte. Ltd.                     0014      100       Singapore          Asia
            John Hancock Life Assurance Company, Ltd.                 100       Singapore          Asia
         The Manufacturers Life Insurance Co. (Phils.),
            Inc.                                            0164      100      Philippines         Asia
            FCM Plans, Inc.                                 0155      100      Philippines         Asia
            Manulife Financial Plans, Inc.                  0187      100      Philippines         Asia
         Manulife (Vietnam) Limited                         0188      100       Vietnam            Asia
         Manulife International Holdings Limited            0152      100       Bermuda            Asia
            Manulife Provident Funds Trust Company
               Limited                                      0163      100       Hong Kong          Asia
            Manulife Asset Management (Asia) Limited                  100       Barbados           Asia
            Manulife Asset Management (Hong Kong)
               Limited                                      0078      100       Hong Kong          Asia
            P.T. Manulife Aset Manajemen Indonesia          0141       85       Indonesia          Asia
               P.T. Buanadaya Sarana Informatika(9.)                   96       Indonesia          Asia
            MANULIFE (INTERNATIONAL) LIMITED                0028      100        Bermuda           Asia
               MANULIFE-SINOCHEM LIFE INSURANCE CO. LTD.    0043       51         China            Asia
                  The Manufacturers (Pacific Asia)
                     Insurance Company Limited              0061      100       Hong Kong          Asia
                  MANULIFE CONSULTANTS LIMITED                        100       Hong Kong          Asia
                  MANULIFE FINANCIAL SHAREHOLDINGS
                     LIMITED                                          100       Hong Kong          Asia
                  Manulife Financial Management Limited               100       Hong Kong          Asia
                  Manulife Financial Group Limited                    100       Hong Kong          Asia
                  Manulife Financial Investment Limited               100       Hong Kong          Asia
            P.T. Asuransi Jiwa Manulife Indonesia           0042       71       Indonesia          Asia
               P.T. ASURANSI JIWA ARTA MANDIRI PRIMA        0075       99       Indonesia          Asia
               P.T. MANULIFE INTIJAYA                                  90       Indonesia          Asia
               P.T. MANULIFE INTISARI                                  95       Indonesia          Asia
            6306471 Canada Inc.                             0282      100        Canada         Corporate
               CDF (Thailand) Ltd.                          0287       90       Thailand           Asia
                  OQC (Thailand) Ltd.(10.)                  0288       51       Thailand           Asia
                     Interlife John Hancock Assurance
                        Public Company Limited(11.)         0286       70       Thailand           Asia
            Manulife Technology & Services Sdn Bhd          0285      100       Malaysia           Asia
            Manulife Alberta Limited                        0279      100        Alberta        Corporate
               Manulife European Holdings (Bermuda)
                  Limited                                   0270      100        Bermuda        Corporate
                  Manulife European Investments
                     (Luxembourg) S.a.r.l                   0271      100      Luxembourg       Corporate
                     Manulife Hungary Holdings
                        Limited(12.)                        0149       99        Hungary        Corporate
            MLI Resources Inc.                              0193      100        Albert         Corporate
               Manulife Life Insurance Company(13.)         0180    35.02         Japan           Japan
                  MFC Global Investment Management
                     (Japan) Limited                        0208      100         Japan           Japan
               Manulife Century Investments (Bermuda)       0172      100        Bermuda        Corporate

                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                    ID    EQUITY     INCORPORATION      DIVISION
---------                                                  -----   ------    ---------------     --------
                  Limited
                  Manulife Century Investments
                     (Luxembourg) S.A.                      0173      100      Luxembourg       Corporate
                     Manulife Century Investments
                        (Netherlands) B.V.                  0174      100      Netherlands      Corporate
                        Manulife Premium Collection Co.,
                           Ltd.(14.)                        0178       57         Japan           Japan
                        Y.K. Manulife Properties Japan      0142      100         Japan           Japan
                     Daihyaku Manulife Holdings
                        (Bermuda) Limited                   0175      100        Bermuda        Corporate
                     Manulife Century Holdings
                        (Netherlands) B.V.                  0195      100     Netherlands       Corporate
            Manulife Holdings (Hong Kong) Limited           0015      100       Hong Kong          Asia
            Manulife (Malaysia) SDN.BHD.                    0074      100        Malaysia          Asia
            Manulife Financial Systems (Hong Kong)
               Limited                                      0053      100       Hong Kong          Asia

Item 27. Number of Contract Owners.

     As of MARCH 31, 2005, there were 3,251 qualified contracts and 8,216 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation,

     in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 13 th day of December 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ James P. O'Malley
    ------------------------------------
    James P. O'Malley
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ James P. O'Malley
    ------------------------------------
    James P. O'Malley
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 12th day of December, 2005.

Signature                               Title
---------                               -----


/s/ James P. O'Malley                   President
-------------------------------------   (Principal Executive Officer)
James P. O'Malley


/s/ Marc Costantini                     Senior Vice President and
-------------------------------------   Chief Financial Officer
Marc Costantini                         (Principal Financial Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


*                                       Director
-------------------------------------
Alison Alden


*                                       Director
-------------------------------------
James P. O'Malley


*                                       Director
-------------------------------------
James R. Boyle


*                                       Chairman, Director
-------------------------------------
John D. DesPrez III


*                                       Director
-------------------------------------
Diana Scott


*                                       Director
-------------------------------------
Rex Schlaybaugh, Jr.


*                                       Director
-------------------------------------
Robert A. Cook


*                                       Director
-------------------------------------
John R. Ostler


*                                       Director
-------------------------------------
Warren Thomson


/s/ Emanuel Alves
-------------------------------------
Emanuel Alves, Secretary
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
           NONE